ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 26, 2019

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Aptus Collared Income Opportunity ETF (the “Fund”), is Post-Effective Amendment No. 497 and Amendment No. 498 to the Trust’s Registration Statement on Form N‑1A (the “Amendment”). The Amendment is expected to become automatically effective on July 10, 2019, and the Trust anticipates filing an updated form of prospectus and/or statement of additional information for the Fund pursuant to Rule 497(c) under the Securities Act of 1933 on or after such date to address any comments received from the Commission staff.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary